PROVISIONS (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Reconciliation of changes in other provisions [abstract]
Balance, beginning of the year	$ 442	$ 341
Acquisitions through business combinations	23	33
Reduction arising from payments/derecognition	0	(1)
Accretion	13	15
Changes in estimates	80	55
Foreign exchange	9	(1)
Balance, end of the year	$ 567	$ 442